April 9, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
Attn:  Filing Desk, Stop 1-4


                Re: Van Kampen Unit Trusts, Municipal Series 495
                     (File No. 333-113460) (CIK No. 1246638)
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Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on April 6, 2004.

                                                          Very truly yours,


                                                          VAN KAMPEN FUNDS INC.